Income Tax - Schedule of Movement of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning Balance	$ (17,269,113)	$ (8,256,589)
Additions	(32,659,136)	(9,012,524)
Ending Balance	$ (49,928,249)	$ (17,269,113)